Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment
Schedule of property, plant and equipment

	As at December 31,	As at December 31,
USD’000	2025	2024
Buildings and leasehold improvements	224	—
Computer equipment and licenses	1,949	1,878
Machinery & equipment	8,275	7,491
Office equipment and furniture	3,428	3,000
Total property, plant and equipment gross	13,876	12,369

Accumulated depreciation for:
Buildings and leasehold improvements	(13)	—
Computer equipment and licenses	(1,736)	(1,692)
Machinery & equipment	(5,006)	(4,456)
Office equipment and furniture	(3,317)	(2,946)
Total accumulated depreciation	(10,072)	(9,094)
Total property, plant and equipment, net	3,804	3,275
Depreciation charge for the year	752	728